Prospectus Adviser Class [Member] Investment Strategy - Prospectus-Adviser Class - Payden Strategic Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests in a wide variety of securities across many asset classes in an unconstrained fashion. It seeks opportunities by employing a flexible approach that evaluates security attractiveness on a global basis and across currencies.

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The Fund will invest in income-producing securities and equity related securities payable in U.S. dollars and other currencies. These include (1) debt securities issued or guaranteed by the U.S. Government, and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-related securities, including collateralized mortgage-backed obligations, credit risk transfer securities and commercial mortgage-backed obligations; (4) U.S. and foreign asset-backed debt securities, including collateralized debt obligations and collateralized loan obligations; (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; (6) convertible bonds and preferred stock; and (7) equity securities and equity related securities such as common stock and master limited partnerships.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

ª	The Fund will invest in both developed and emerging markets.
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The Fund invests in both investment grade debt securities and securities rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

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In evaluating preferred stocks, convertible bonds, equity securities and equity-related securities such as common equity and master limited partnerships, Payden seeks instruments consistent with the income generating focus of the Fund.

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The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

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The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal. There may be circumstances when the duration of the Fund is negative to protect against rising interest rates. Duration is an analytic measure of the Fund’s sensitivity to interest rate movements.